Fees Summary	Nov. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 49,686,272.50
Previously Paid Amount	0.00
Total Fee Amount	7,606.97
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 7,606.97
Narrative - Max Aggregate Offering Price	$ 49,686,272.50
Final Prospectus	true